Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 1.7%
Aerojet Rocketdyne Holdings, Inc. 24,557 $ 947,655
Mercury Systems, Inc.* 17,280 983,577
1,931,232
Air Freight & Logistics - 0.1%
Radiant Logistics, Inc.* 15,234 94,603
Auto Components - 1.0%
Holley, Inc.
#
,* 16,968 200,901
LCI Industries 3,706 456,468
Patrick Industries, Inc. 3,470 223,468
XPEL, Inc.* 4,042 252,059
1,132,896
Automobiles - 0.3%
Winnebago Industries, Inc. 4,905 316,471
Banks - 2.2%
Ameris Bancorp 4,676 230,574
Bancorp, Inc. (The)* 3,819 113,883
Bank First Corp. 516 36,115
Business First Bancshares, Inc. 1,368 37,552
Byline Bancorp, Inc. 2,524 65,624
Camden National Corp. 997 49,511
Coastal Financial Corp.* 807 39,075
Farmers National Banc Corp. 1,896 33,085
First Bancorp 2,385 104,725
First Foundation, Inc. 3,021 78,999
Guaranty Bancshares, Inc. 813 28,894
HarborOne Bancorp, Inc. 3,565 50,623
Hilltop Holdings, Inc. 5,298 174,993
Independent Bank Corp. 1,424 34,860
Meta Financial Group, Inc. 2,043 121,477
Metropolitan Bank Holding Corp.* 714 71,400
MVB Financial Corp. 809 32,376
National Bank Holdings Corp. - Class A 2,036 92,434
Nicolet Bankshares, Inc.* 803 74,751
Preferred Bank 1,002 78,216
QCR Holdings, Inc. 1,047 59,721
ServisFirst Bancshares, Inc. 3,636 308,587
Silvergate Capital Corp. - Class A* 1,785 192,316
SmartFinancial, Inc. 1,127 30,215
Spirit of Texas Bancshares, Inc. 1,162 32,350
UMB Financial Corp. 3,249 319,864
2,492,220
Beverages - 0.3%
Celsius Holdings, Inc.* 2,428 115,888
Coca-Cola Consolidated, Inc. 228 130,644
National Beverage Corp. 3,022 134,993
381,525
Biotechnology - 5.0%
Catalyst Pharmaceuticals, Inc.* 60,448 348,181
Denali Therapeutics, Inc.* 71,615 2,450,665
Emergent BioSolutions, Inc.* 31,531 1,475,651
Sage Therapeutics, Inc.* 34,529 1,361,133
5,635,630

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - 0.3%
PGT Innovations, Inc.* 18,194 $ 345,504
Capital Markets - 1.5%
B Riley Financial, Inc. 1,849 113,843
Bridge Investment Group Holdings, Inc. - Class A
#
1,688 36,292
Cowen, Inc. - Class A 1,829 57,943
Federated Hermes, Inc. 6,499 215,182
Focus Financial Partners, Inc. - Class A* 4,040 203,454
Hamilton Lane, Inc. - Class A 2,497 225,879
Moelis & Co. - Class A 4,089 230,906
PJT Partners, Inc. - Class A 1,631 113,061
StepStone Group, Inc. - Class A 3,734 130,727
Victory Capital Holdings, Inc. - Class A 4,569 149,269
Virtu Financial, Inc. - Class A 7,536 233,088
1,709,644
Chemicals - 1.5%
Hawkins, Inc. 10,650 397,458
Ingevity Corp.* 19,822 1,306,468
1,703,926
Communications Equipment - 3.7%
Clearfield, Inc.* 8,080 520,918
Ubiquiti, Inc. 12,780 3,706,711
4,227,629
Construction & Engineering - 2.4%
Comfort Systems USA, Inc. 11,001 987,670
IES Holdings, Inc.* 6,369 313,992
MYR Group, Inc.* 5,150 484,254
NV5 Global, Inc.* 4,695 491,050
Primoris Services Corp. 16,421 422,348
2,699,314
Consumer Finance - 0.1%
Atlanticus Holdings Corp.* 1,008 64,825
Enova International, Inc.* 2,448 98,605
163,430
Containers & Packaging - 2.2%
Silgan Holdings, Inc. 55,704 2,494,425
Diversified Consumer Services - 0.4%
Frontdoor, Inc.* 12,408 450,410
Diversified Financial Services - 0.0%
Alerus Financial Corp. 1,158 32,812
Electrical Equipment - 1.7%
Array Technologies, Inc.* 41,203 434,280
Atkore, Inc.* 14,043 1,513,554
1,947,834
Electronic Equipment, Instruments & Components - 3.5%
Insight Enterprises, Inc.* 20,533 1,933,182
Kimball Electronics, Inc.* 14,776 292,417
Napco Security Technologies, Inc.* 21,600 449,064
Plexus Corp.* 16,472 1,276,909
3,951,572
Entertainment - 0.2%
Akazoo SA*
,¢
2,421 –
Sciplay Corp. - Class A* 2,206 27,575

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Entertainment - (continued)
World Wrestling Entertainment, Inc. - Class A 4,033 $ 201,408
228,983
Equity Real Estate Investment Trusts (REITs) - 1.6%
CareTrust REIT, Inc. 22,278 472,516
Easterly Government Properties, Inc. 19,792 415,038
Essential Properties Realty Trust, Inc. 27,916 741,170
Gladstone Land Corp. 7,860 239,573
1,868,297
Food & Staples Retailing - 0.6%
Albertsons Cos., Inc. - Class A 15,137 426,106
Grocery Outlet Holding Corp.* 3,110 78,932
Ingles Markets, Inc. - Class A 459 35,311
Sprouts Farmers Market, Inc.* 3,643 98,871
Weis Markets, Inc. 871 52,469
691,689
Food Products - 0.1%
Tattooed Chef, Inc.* 2,660 33,782
Vital Farms, Inc.* 1,309 21,638
55,420
Health Care Equipment & Supplies - 4.9%
Figs, Inc. - Class A
#
,* 88,901 1,998,495
Inari Medical, Inc.* 29,432 2,165,018
LeMaitre Vascular, Inc. 12,798 541,483
Meridian Bioscience, Inc.* 25,420 530,007
Semler Scientific, Inc.* 3,966 300,107
5,535,110
Health Care Providers & Services - 8.0%
Addus HomeCare Corp.* 9,329 744,734
Ensign Group, Inc. (The) 32,402 2,444,083
Fulgent Genetics, Inc.
#
,* 17,489 1,117,022
Joint Corp. (The)* 8,453 456,800
National Research Corp. 14,915 620,464
Pennant Group, Inc. (The)* 16,695 277,471
Privia Health Group, Inc.* 62,427 1,328,447
Progyny, Inc.* 53,002 2,146,581
9,135,602
Health Care Technology - 1.9%
Doximity, Inc. - Class A* 36,126 1,646,262
Simulations Plus, Inc. 11,814 502,331
2,148,593
Household Durables - 3.6%
Cavco Industries, Inc.* 1,342 361,589
Century Communities, Inc. 4,943 325,497
Green Brick Partners, Inc.* 7,435 176,061
Installed Building Products, Inc. 4,357 482,712
iRobot Corp.* 3,955 259,132
LGI Homes, Inc.* 3,562 443,505
Lovesac Co. (The)* 2,211 119,062
M/I Homes, Inc.* 4,267 226,108
MDC Holdings, Inc. 10,361 525,199
Meritage Homes Corp.* 5,470 558,104
Skyline Champion Corp.* 8,322 560,403
4,037,372

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Household Products - 0.2%
Central Garden & Pet Co. - Class A* 1,778 $ 77,041
Reynolds Consumer Products, Inc. 6,798 205,775
282,816
Insurance - 1.5%
American Equity Investment Life Holding Co. 6,212 255,562
eHealth, Inc.* 1,772 38,718
Enstar Group Ltd.* 1,126 298,480
Kemper Corp. 4,274 256,355
Kinsale Capital Group, Inc. 1,529 306,289
Mercury General Corp. 3,707 202,625
Palomar Holdings, Inc.* 1,708 90,097
Safety Insurance Group, Inc. 1,001 82,412
Selectquote, Inc.* 11,003 81,312
Stewart Information Services Corp. 1,798 128,431
1,740,281
Interactive Media & Services - 0.4%
Cargurus, Inc.* 9,169 292,491
ZipRecruiter, Inc. - Class A* 7,789 168,944
461,435
Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc. - Class A* 5,406 92,064
Poshmark, Inc. - Class A* 6,924 109,469
Revolve Group, Inc.* 5,787 285,415
Shutterstock, Inc. 5,353 519,080
1,006,028
IT Services - 7.3%
Paymentus Holdings, Inc. - Class A
#
,* 9,737 255,888
SolarWinds Corp. 93,630 1,273,368
Squarespace, Inc. - Class A
#
,* 53,247 1,764,606
Thoughtworks Holding, Inc.
#
,* 130,982 2,805,634
TTEC Holdings, Inc. 27,655 2,214,889
8,314,385
Leisure Products - 0.4%
American Outdoor Brands, Inc.* 2,063 34,205
Johnson Outdoors, Inc. - Class A 1,309 118,098
Malibu Boats, Inc. - Class A* 3,056 200,657
MasterCraft Boat Holdings, Inc.* 2,772 70,492
423,452
Life Sciences Tools & Services - 2.0%
Maravai LifeSciences Holdings, Inc. - Class A* 77,054 2,228,402
Machinery - 1.4%
Agrify Corp.
#
,* 6,491 40,179
Energy Recovery, Inc.* 17,306 338,852
Hillenbrand, Inc. 22,028 1,023,861
Hyliion Holdings Corp.* 52,884 235,334
1,638,226
Media - 0.1%
PubMatic, Inc. - Class A* 2,483 60,958
Thryv Holdings, Inc.* 3,065 99,398
160,356
Metals & Mining - 2.3%
Commercial Metals Co. 61,326 2,050,741

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Metals & Mining - (continued)
Schnitzer Steel Industries, Inc. - Class A 13,789 $ 539,702
2,590,443
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Broadmark Realty Capital, Inc. 8,898 83,463
Dynex Capital, Inc. 2,456 39,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 5,680 235,606
358,562
Personal Products - 0.5%
BellRing Brands, Inc. - Class A* 1,281 31,205
Medifast, Inc. 372 73,920
Olaplex Holdings, Inc.* 21,009 458,837
563,962
Pharmaceuticals - 4.3%
Antares Pharma, Inc.* 99,672 335,895
Corcept Therapeutics, Inc.* 67,674 1,270,241
Innoviva, Inc.* 40,738 653,030
Pacira BioSciences, Inc.* 26,108 1,638,799
Supernus Pharmaceuticals, Inc.* 31,173 961,687
4,859,652
Professional Services - 3.5%
Insperity, Inc. 11,743 1,262,725
Legalzoom.com, Inc.
#
,* 60,130 954,864
TriNet Group, Inc.* 20,066 1,709,623
3,927,212
Real Estate Management & Development - 0.8%
Douglas Elliman, Inc.* 2,496 19,369
eXp World Holdings, Inc.
#
33,902 920,100
939,469
Road & Rail - 1.3%
Marten Transport Ltd. 25,305 422,341
TuSimple Holdings, Inc. - Class A
#
,* 57,675 1,081,983
1,504,324
Semiconductors & Semiconductor Equipment - 7.8%
ACM Research, Inc. - Class A* 10,480 834,732
Alpha & Omega Semiconductor Ltd.* 15,520 698,866
Amkor Technology, Inc. 143,903 3,168,744
FormFactor, Inc.* 46,029 1,967,279
SMART Global Holdings, Inc.* 14,345 822,829
Ultra Clean Holdings, Inc.* 26,421 1,332,147
8,824,597
Software - 9.7%
Alarm.com Holdings, Inc.* 29,458 2,196,683
Appfolio, Inc. - Class A* 11,310 1,303,591
Domo, Inc. - Class B* 17,008 798,696
DoubleVerify Holdings, Inc.* 93,362 2,582,393
Olo, Inc. - Class A* 33,593 589,557
ON24, Inc.* 27,998 460,847
Qualys, Inc.* 22,850 2,927,999
ShotSpotter, Inc.* 6,869 181,135
11,040,901
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.* 13,700 532,930
America's Car-Mart, Inc.* 954 90,554

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Boot Barn Holdings, Inc.* 4,340 $ 399,150
Leslie's, Inc.* 27,811 579,303
MarineMax, Inc.* 3,204 150,780
OneWater Marine, Inc. - Class A 1,948 100,731
Sleep Number Corp.* 3,323 237,594
Sportsman's Warehouse Holdings, Inc.* 6,433 70,506
2,161,548
Technology Hardware, Storage & Peripherals - 1.1%
Corsair Gaming, Inc.* 55,520 1,084,861
Turtle Beach Corp.* 9,440 191,821
1,276,682
Textiles, Apparel & Luxury Goods - 0.0%
Superior Group of Cos., Inc. 2,343 47,868
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc.* 3,990 205,485
Bridgewater Bancshares, Inc.* 1,887 33,570
Enact Holdings, Inc.
#
10,928 239,105
Flagstar Bancorp, Inc. 3,550 160,637
Hingham Institution For Savings The 141 54,684
Merchants Bancorp 2,896 84,418
NMI Holdings, Inc. - Class A* 5,748 142,206
PennyMac Financial Services, Inc. 3,965 248,605
Rocket Cos., Inc. - Class A 9,068 114,620
Southern Missouri Bancorp, Inc. 601 33,235
Walker & Dunlop, Inc. 2,147 284,284
Waterstone Financial, Inc. 1,664 33,979
1,634,828
Tobacco - 0.1%
Vector Group Ltd. 4,993 55,472
Trading Companies & Distributors - 2.0%
Boise Cascade Co. 11,999 842,570
GMS, Inc.* 13,168 673,938
McGrath RentCorp 7,397 563,725
Transcat, Inc.* 2,290 217,344
2,297,577
Total Common Stocks (cost $130,906,803) 113,750,621
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.0139%
∞
(cost $398) 398 398
Investments Purchased with Cash Collateral from Securities Lending - 6.5%
Investment Companies - 4.4%
Janus Henderson Cash Collateral Fund LLC, 0.0000%
£,∞
5,040,448 5,040,448
Time Deposits - 2.1%
Royal Bank of Canada, 0.0500%, 2/1/22 $ 2,369,974 2,369,974
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $7,410,422) 7,410,422
Total Investments (total cost $138,317,623 ) - 106.5% 121,161,441
Liabilities, net of Cash, Receivables and Other Assets - (6.5%) (7,430,176)
Net Assets - 100.0% $113,731,265

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 120,862,961 99.8%
Bermuda 298,480 0.2
United Kingdom 0 0.0
Total $ 121,161,441 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/22
Investments Purchased with Cash Collateral from Securities Lending - 6.5%
Investment Companies - 4.4%
Janus Henderson Cash Collateral Fund LLC, 0.0000%
∞
$ 9,512
Δ
$ – $ – $ 5,040,448
Market Value
at 10/31/21 Purchases Sales
Market Value
at 1/31/22
Investments Purchased with Cash Collateral from Securities Lending - 6.5%
Investment Companies - 4.4%
Janus Henderson Cash Collateral Fund LLC, 0.0000%
∞
$ 11,773,593 $ 22,916,272 $ (29,649,417) $ 5,040,448

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

LLC Limited Liability Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2022 is $0, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at January 31, 2022.
∞ Rate shown is the 7-day yield as of January 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 228,983 $ — $ 0
All Other 113,521,638 — —
Investment Companies 398 — —
Investments Purchased with Cash Collateral from Securities
Lending — 7,410,422 —
Total Assets $ 113,751,019 $ 7,410,422 $ 0
(a) There is a security in this category that has a market value of zero.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70326 03-22